Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Strive 1000 Dividend Growth ETF (STXD)
(the “Fund”)
(a series of EA Series Trust)
Listed on New York Stock Exchange
April 24, 2024
Supplement to the
Summary Prospectus dated November 30, 2023 (as amended January 9, 2024)
and the Prospectus dated November 30, 2023 (as supplemented December 8, 2023)

Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Strive 1000 Dividend Growth ETF
Strategy [Heading]	rr_StrategyHeading	The second paragraph of the section entitled “Principal Investment Strategies” on page 2 of the Summary Prospectus and the second paragraph of the section entitled “Strive 1000 Dividend Growth ETF—Fund Summary” on page 25 of the Prospectus is replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
A security is eligible for inclusion in the Index if such security i) has demonstrated five consecutive years of positive growth; ii) exhibits a five-year dividend growth ratio that is greater than that of the overall Bloomberg US 1000 Growth Index; and iii) has a minimum average daily value traded that is greater than or equal to $5 million. Each security in the Index is free float market capitalization weighted.

Supplement Closing [Text Block]	ck0001592900_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Strive 1000 Dividend Growth ETF | Strive 1000 Dividend Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STXD